Investment Objectives and Goals - Winton Managed Futures Trend Fund	Oct. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WINTON MANAGED FUTURES TREND Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.